Concentrations (Movement of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement of allowance for doubtful accounts [Abstract]
Balance at beginning of the year	$ 2,172,972	$ 4,416,706	$ 2,437,179
Provisions	0	0	3,637,147
Reversed	(310,699)	(2,255,301)	(177,321)
Accounts written off	(1,435,204)	0	0
Transferred out due to disposal of Yisheng	0	0	(1,480,299)
Translation difference	53,007	11,567	0
Balance at end of the year	$ 480,076	$ 2,172,972	$ 4,416,706